Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 376,000	$ 458,000	$ 2,114,000	$ 1,106,000	$ 2,283,000	$ 752,000
Cost of revenues	243,000	109,000	889,000	306,000	746,000	585,000
Gross profit	133,000	349,000	1,225,000	800,000	1,537,000	167,000
Operating expenses:
Research and development	249,000	33,000	557,000	123,000	185,000	283,000
Selling and marketing	181,000	190,000	545,000	631,000	864,000	965,000
General and administrative	673,000	796,000	2,335,000	2,780,000	3,924,000	3,931,000
Total operating expenses	1,103,000	1,019,000	3,437,000	3,534,000	4,973,000	5,179,000
Loss from operations	(970,000)	(670,000)	(2,212,000)	(2,734,000)	(3,436,000)	(5,012,000)
Interest expense	(33,000)	(35,000)	(101,000)	(102,000)	(135,000)	(347,000)
Financial expense, net	8,000	(19,000)	53,000	(44,000)	(111,000)	(54,000)
Loss before taxes on income	(995,000)	(724,000)	(2,260,000)	(2,880,000)	(3,682,000)	(5,413,000)
Income tax expense	(3,000)	(3,000)	(14,000)	(18,000)	(29,000)	(35,000)
Net loss	$ (998,000)	$ (727,000)	$ (2,274,000)	$ (2,898,000)	$ (3,711,000)	$ (5,448,000)
Basic net loss available for holders of common stock	$ (0.36)	$ (0.42)	$ (0.84)	$ (1.73)	$ (2.12)	$ (3.84)
Diluted net loss available for holders of common stock	$ (0.36)	$ (0.42)	$ (0.84)	$ (1.73)	$ (2.12)	$ (3.84)
Weighted average common stock outstanding, basic	2,803,181	1,721,026	2,712,836	1,678,684	1,750,109	1,419,670
Weighted average common stock outstanding, diluted	2,803,181	1,721,026	2,712,836	1,678,684	1,750,109	1,419,670
Comprehensive loss:
Net loss available to common stockholders	$ (998,000)	$ (727,000)	$ (2,274,000)	$ (2,898,000)	$ (3,711,000)	$ (5,448,000)
Change in foreign currency translation adjustments	(3,000)	1,000	(8,000)	(36,000)	(49,000)	(78,000)
Comprehensive loss available to common stockholders	$ (1,001,000)	$ (726,000)	$ (2,282,000)	$ (2,934,000)	$ (3,760,000)	$ (5,526,000)